Note 3 - Fair Value Measurements (Details) - Summary of Changes in Fair Value of Preferred Stock Warrant Liabilities - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 23, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of Changes in Fair Value of Preferred Stock Warrant Liabilities [Abstract]
Fair value as of December 31, 2012		$ 624,000	$ 624,000	$ 686,000
Fair value				624,000
Change in fair value recorded in other income (expense), net		(51,000)	(52,000)	$ (62,000)
Extinguishment of warrant liabilities pursuant to the Merger Agreement	$ (572,000)	$ (573,000)	$ (572,000)